Taxation	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Taxation

6. TAXATION

6A. INCOME TAX

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.

Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.

Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on the individual most likely outcome approach.

	€ million	€ million	€ million
Tax charge in income statement	2017	2016	2015
Current tax
Current year	(2,398)	(2,026)	(1,992)
Over/(under) provided in prior years	(21)	158	(57)
	(2,419)	(1,868)	(2,049)
Deferred tax
Origination and reversal of temporary differences	51	(65)	82
Changes in tax rates	609	(7)	(13)
Recognition of previously unrecognised losses brought forward	92	18	19
	752	(54)	88
	(1,667)	(1,922)	(1,961)

The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2017	% 2016	% 2015
Computed rate of tax(a)	26	26	24
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(4)	(4)	(5)
Withholding tax on dividends	2	3	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	2
Income tax reserve adjustments – current and prior year	-	(1)	2
Transfer to/(from) unrecognised deferred tax assets	1	-	1
Others	(1)	-	-
Underlying effective tax rate	26	26	27
Non-underlying items within operating profit(b)	1	-	1
Premium paid on buy back of preference shares(b)	1	-	-
Impact of US tax reform(b)	(7)	-	-
Effective tax rate	21	26	28

(a)	The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
(b)	See note 3 for explanation of non-underlying items

Our tax rate is reduced by incentive tax credits, the benefit from preferential tax regimes that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as entertainment costs and some interest expense and by irrecoverable withholding taxes on dividends paid by subsidiary companies and on other cross-border payments such as royalties and service fees, which cannot be offset against other taxes due. In 2017 the effective tax rate has been increased by disposals in relatively high taxed locations and the significant impact of non-deductible costs relating to the buy-back of preference shares.

Impact of US Tax Reform – On 22 December 2017 HR1, formerly known as the Tax Cuts and Jobs Act, was signed into law in the United States. As a result of this, we have recognized a tax benefit of €578 million, primarily due to a re-measurement of US deferred tax assets and liabilities at the new lower 21% federal tax rate. This benefit is excluded from underlying earnings per share. The US tax rate reduction will have a positive impact on our future tax rate but the Act includes other provisions related to cross border payments which could offset this benefit. We are still assessing the overall impact on our future effective tax rate but at this stage we do not expect it to be significant.

The Group’s future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation and still to be determined tax reform proposals in the EU and Switzerland, as well as the impact of acquisitions, disposals and any restructuring of our businesses.

6B. DEFERRED TAX

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:

•	goodwill not deductible for tax purposes;
•	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and
•	differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.

A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2017 and 2016	As at 1 January 2017	Income statement	Other	As at 31 December 2017	As at 1 January 2016	Income statement	Other	As at 31 December 2016
Pensions and similar obligations	766	(16)	(434)	316	557	7	202	766
Provisions and accruals	922	(154)	(115)	653	708	68	146	922
Goodwill and intangible assets	(1,928)	654	(378)	(1,652)	(1,301)	(104)	(523)	(1,928)
Accelerated tax depreciation	(870)	109	82	(679)	(752)	(85)	(33)	(870)
Tax losses	131	(36)	35	130	123	(6)	14	131
Fair value gains	(7)	104	3	100	(25)	14	4	(7)
Fair value losses	29	65	(70)	24	16	8	5	29
Share-based payments	169	(5)	30	194	190	(14)	(7)	169
Other	81	31	(26)	86	(75)	58	98	81
	(707)	752	(873)	(828)	(559)	(54)	(94)	(707)

At the balance sheet date, the Group had unused tax losses of €4,676 million (2016: €4,138 million) and tax credits amounting to €612 million (2016: €644 million) available for offset against future taxable profits. Deferred tax assets have not been recognised in respect of unused tax losses of €4,179 million (2016: €3,622 million) and tax credits of €612 million (2016: €629 million), as it is not probable that there will be future taxable profits within the entities against which the losses can be utilised. The majority of these tax losses and credits arise in tax jurisdictions where they do not expire with the exception of €2,934 million (2016: €2,363 million) comprising corporate income tax losses in the Netherlands which expire between now and 2026 and state and federal tax losses in the US which expire between now and 2037.

Other deductible temporary differences of €51 million (2016: €52 million) have not been recognised as a deferred tax asset. There is no expiry date for these differences.

At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €1,719 million (2016: €1,557 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2017	Assets 2016	Liabilities 2017	Liabilities 2016	Total 2017	Total 2016
Pensions and similar obligations	294	568	22	198	316	766
Provisions and accruals	465	579	188	343	653	922
Goodwill and intangible assets	86	2	(1,738)	(1,930)	(1,652)	(1,928)
Accelerated tax depreciation	(21)	(60)	(658)	(810)	(679)	(870)
Tax losses	125	128	5	3	130	131
Fair value gains	23	28	77	(35)	100	(7)
Fair value losses	3	9	21	20	24	29
Share-based payments	74	44	120	125	194	169
Other	36	56	50	25	86	81
	1,085	1,354	(1,913)	(2,061)	(828)	(707)
Of which deferred tax to be recovered/(settled) after more than 12 months	730	1,157	(1,868)	(2,206)	(1,138)	(1,049)

6C. TAX ON OTHER COMPREHENSIVE INCOME

Income tax is recognised in other comprehensive income for items recognised directly in equity.

Tax effects of the components of other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
	Before tax 2017	Tax (charge)/ credit 2017	After tax 2017	Before tax 2016	Tax (charge)/ credit 2016	After tax 2016
Fair value gains/(losses) on financial instruments	(61)	(14)	(75)	(15)	-	(15)
Remeasurements of defined benefit pension plans	1,620	(338)	1,282	(1,221)	241	(980)
Currency retranslation gains/(losses)	(1,024)	41	(983)	217	-	217
	535	(311)	224	(1,019)	241	(778)